SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 32. SUBSEQUENT EVENTS

Approval of Consolidated Financial Statements

The consolidated financial statements were approved by the Board of Director on April 26, 2022.

Ordinary claim filed by Menelao Mora and Said Diaz:

On March 4, 2022, the Court of Appeals upheld the initial judgment and added US$261 for each plaintiff as an additional award for costs incurred. The Bank formally announced the filing of a request to null the sentence (“recurso de casación”) before the Supreme Court based on errors made in the consideration of the evidence as well as the legal grounds on which the decision was made. External counsel evaluated the risk level of the case and, accordingly, the Bank has established a provision of US$2,561.

PA FAI Calle 77 acquisition

On June 4, 2021, Bancolombia S.A. entered into an agreement with CCLA Colombia S.A.S. for the conditional assignment of the fiduciary rights of the Trust named PA FAI Calle 77, which owns the Nomad 77 Building located in the city of Bogotá (Colombia), which is the first project built for Multifamily rental housing in Colombia.  Bancolombia S.A. concluded that it has control over the PA FAI Calle 77 given that it has exposures, or rights, to variable returns from its involvement in the investee and also has the ability to use its power to affect returns from the rental housing activity, through its participation in executive committees, and has the capacity to direct the activity that most significantly affects returns of all business – namely, approval rights over the disposal of the real estate projects.

The transaction was completed on March 1, 2022, upon Bancolombia S.A.’s obtaining the registration that qualifies it as a lessor of real estate for urban housing from the “Secretaría de Habitat” of Bogota. This registration was the condition to which the cession of the fiduciary rights was subject. Therefore, on March 1, 2022, the Group obtained control of the PA FAI Calle 77 Trust, and has an equity interest of 98%. This acquisition reflects the Group's objective to evolve its value proposition based on the current needs of the market, seeking to provide a differential service in the rental of housing real estate.

The consideration paid by Bancolombia S.A. was COP 56,968, which consisted of a cash advance of COP 29,025 on June 9, 2021 and settlement of an active financial leasing obligation that the previous owners had with the bank for COP 27,943.

The acquisition of the PA FAI Calle 77 Trust was accounted for in accordance with the acquisition method of IFRS 3. The purchase price was assigned to the assets and liabilities acquired based on their estimated fair values at the acquisition date.

The Bank opted to measure at fair value the non-controlling interest in the acquiree of 2.00%; at the acquisition date, the non-controlling interest amounted to COP 1,166.

The estimate of the fair value of the assets acquired and liabilities assumed was based on information available as of March 1, 2022. The Bank considers that this information provides a reasonable basis for determining fair values:

In millions of COP

Purchase Price Allocation:
Purchase price on June 9, 2021	56,968
Non-controlling interest at fair value	1,166
TOTAL	58,134

Fair value of net assets acquired:
Assets
Cash and cash equivalents	799
Accounts receivable	299
Premises and equipment, net	3
Investment property	60,849
Other assets	79
Total assets	62,029

Liability
Accounts payable	1,080
Deferred tax	283
Other liabilities	99
Total liabilities	1,462

Fair value of net assets acquired	60,567

Gain from a bargain purchase	2,433

The acquisition of PA FAI Calle 77 Trust resulted in the recognition of a gain from a bargain purchase of COP 2,433, which was recognized in the “Dividends and net income on equity investments” line item of the Consolidated Statement of Income. The amount of the identifiable net assets of the acquiree exceeds the fair value of the consideration transferred, plus the fair value of the non-controlling interest therein, due to the fact that the price was agreed to nine months before the effective transfer of control of the business.

Acquisition-related cost

In connection with the acquisition, the Bank incurred costs which are recorded in the "Other administrative and general expenses" line item of the Consolidated Statement of Income.